Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net income	¥ 1,991,648	¥ 1,083,482	¥ 368,302
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,250,853	1,105,109	1,067,830
Provision for doubtful accounts and credit losses	49,718	27,367	9,623
Pension and severance costs, less payments	20,654	(20,429)	16,711
Losses on disposal of fixed assets	28,657	32,221	33,528
Unrealized losses on available-for-sale securities, net	6,197	2,104	53,831
Deferred income taxes	(56,279)	160,008	6,395
Equity in earnings of affiliated companies	(318,376)	(231,519)	(197,701)
Changes in operating assets and liabilities, and other
Increase in accounts and notes receivable	(121,926)	(168,260)	(585,464)
(Increase) decrease in inventories	(110,819)	50,483	(344,923)
Increase in other current assets	(77,645)	(47,033)	(180,529)
Increase (decrease) in accounts payable	65,312	(209,284)	756,363
Increase in accrued income taxes	438,527	22,127	20,943
Increase in other current liabilities	277,659	280,083	316,366
Other	201,855	364,857	111,160
Net cash provided by operating activities	3,646,035	2,451,316	1,452,435
Cash flows from investing activities
Additions to finance receivables	(11,953,064)	(10,004,928)	(8,333,248)
Collection of finance receivables	10,990,546	9,063,011	8,007,711
Proceeds from sales of finance receivables	34,807	39,845	53,999
Additions to fixed assets excluding equipment leased to others	(970,021)	(854,561)	(723,537)
Additions to equipment leased to others	(1,708,670)	(1,119,591)	(808,545)
Proceeds from sales of fixed assets excluding equipment leased to others	39,191	39,191	36,633
Proceeds from sales of equipment leased to others	744,339	533,441	431,313
Purchases of marketable securities and security investments	(4,738,278)	(3,412,423)	(3,173,634)
Proceeds from sales of marketable securities and security investments	538,894	35,178	162,160
Proceeds upon maturity of marketable securities and security investments	2,780,433	2,633,913	2,694,665
Payment for additional investments in affiliated companies, net of cash acquired	6,603	16,216	(147)
Changes in investments and other assets, and other	(101,028)	3,396	209,972
Net cash used in investing activities	(4,336,248)	(3,027,312)	(1,442,658)
Cash flows from financing activities
Proceeds from issuance of long-term debt	3,890,310	3,191,223	2,394,807
Payments of long-term debt	(2,988,923)	(2,682,136)	(2,867,572)
Increase in short-term borrowings	467,976	201,261	311,651
Dividends paid to Toyota Motor Corporation shareholders	(396,030)	(190,008)	(156,785)
Dividends paid to noncontrolling interests	(63,065)	(45,640)	(37,356)
Reissuance (repurchase) of treasury stock	9,212	2,542	(92)
Net cash provided by (used in) financing activities	919,480	477,242	(355,347)
Effect of exchange rate changes on cash and cash equivalents	93,606	137,851	(55,939)
Net increase (decrease) in cash and cash equivalents	322,873	39,097	(401,509)
Cash and cash equivalents at beginning of year	1,718,297	1,679,200	2,080,709
Cash and cash equivalents at end of year	¥ 2,041,170	¥ 1,718,297	¥ 1,679,200